UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

		Security
Shares		Description			Value
Common Stock - 86.0%
Communications - 6.1%
284,075		America Movil SAB de CV, ADR			$5,627,526
276,750		Corning, Inc.			4,037,783
500		Deutsche Telekom AG, ADR			7,300
15,499		DIRECTV (a)			926,065
2,500		News Corp., Class A (a)			40,150
455,505		Oi SA, Preference Shares, ADR			838,129
35,794		Oi SA, ADR			69,440
371,550		Telefonica SA, ADR (a)			5,751,594
10,000		Twenty-First Century Fox, Inc.			335,000
3,000		Viacom, Inc., Class B			250,740
					17,883,727
Consumer Discretionary - 11.9%
132,579		Apollo Group, Inc., Class A (a)			2,758,969
136,150		Arcos Dorados Holdings, Inc., Class A			1,613,377
31,795		Bridgepoint Education, Inc. (a)			573,582
39,380		Coach, Inc.			2,147,391
37,860		Comcast Corp., Class A			1,709,379
29,492		CST Brands, Inc.			878,862
51,490		CVS Caremark Corp.			2,922,057
1,547		Discovery Communications, Inc., Class A (a)			130,598
1,547		Discovery Communications, Inc., Class C (a)			120,852
11,087		Gruma S.A.B. de C.V., ADR (a)			246,242
175,590		H&R Block, Inc.			4,681,229
1,100		ITT Educational Services, Inc. (a)			34,100
2,640		Jamba, Inc. (a)			35,323
249,878		Lincoln Educational Services Corp.			1,151,938
28,000		Lowe's Cos., Inc.			1,333,080
12,750		McDonald's Corp.			1,226,677
37,650		Newell Rubbermaid, Inc.			1,035,375
8,800		NIKE, Inc., Class B			639,232
3,250		Sally Beauty Holdings, Inc. (a)			85,020
1,284		The Andersons, Inc.			89,752
7,725		The Home Depot, Inc.			585,941
290		Time Warner Cable, Inc.			32,364
12,650		Time Warner, Inc.			832,497
21,608		Universal Technical Institute, Inc.			262,105
17,037		Value Line, Inc.			150,437
62,000		Wal-Mart Stores, Inc.			4,585,520
114,152		Weight Watchers International, Inc.			4,265,860
8,600		Yum! Brands, Inc.			613,954
					34,741,713
Consumer Staples - 28.7%
42,600		AbbVie, Inc.			1,905,498
8,400		Alkermes PLC (a)			282,408
451,578		Alliance One International, Inc. (a)			1,314,092
62,500		Altria Group, Inc.			2,146,875
175,702		Avon Products, Inc.			3,619,461
19,200		Baxter International, Inc.			1,261,248
15,100		British American Tobacco PLC, ADR			1,587,765
13,200		Coca-Cola HBC AG, ADR			394,284
3,404		Columbia Sportswear Co.			205,023
500		ConAgra Foods, Inc.			15,170
9,375		Diageo PLC, ADR			1,191,375
48,050		Dr. Pepper Snapple Group, Inc.			2,153,601
49,228		Express Scripts Holding Co. (a)			3,041,306
146,515		Hospira, Inc. (a)			5,746,318
20,100		Kelly Services, Inc., Class A			391,347
3,620		Kraft Foods Group, Inc.			189,833
4,450		Manpowergroup, Inc.			323,693
208,132		Molson Coors Brewing Co., Class B			10,433,657
16,862		Mondelez International, Inc., Class A			529,804
15,600		Monster Beverage Corp. (a)			815,100
3,660		National Beverage Corp. (a)			65,368
100		Nestle SA, ADR			6,960
120,360		PepsiCo, Inc.			9,568,620
62,850		Philip Morris International, Inc.			5,442,181
109,029		PRGX Global, Inc. (a)			682,521
588,021		Tesco PLC, ADR			10,325,649
66,500		The Coca-Cola Co.			2,519,020
1,100		The JM Smucker Co.			115,544
119,084		The Kroger Co.			4,803,849
69,925		The Procter & Gamble Co.			5,285,631
206,240		The Western Union Co.			3,848,438
99,000		Unilever NV, ADR			3,734,280
					83,945,919
Energy - 4.3%
4,425		Apache Corp.			376,745
143,710		BP PLC, ADR			6,040,131
16,750		Chevron Corp.			2,035,125
15,600		ConocoPhillips			1,084,356
9,200		Exxon Mobil Corp.			791,568
800		Lukoil OAO, ADR			50,848
11,700		Petroleo Brasileiro SA, ADR			181,233
7,800		Phillips 66			450,996
22,550		Transocean, Ltd.			1,003,475
19,100		Valero Energy Corp.			652,265
					12,666,742
Financials - 12.5%
42,250		Aflac, Inc.			2,619,078
39,000		American International Group, Inc.			1,896,570
1,280		Ameriprise Financial, Inc.			116,582
179,083		Bank of America Corp.			2,471,345
16,000		Berkshire Hathaway, Inc., Class B (a)			1,816,160
76,724		Central Pacific Financial Corp.			1,358,015
1,000		Credit Suisse Group AG, ADR			30,550
80,175		Franklin Resources, Inc.			4,052,846
14,700		Janus Capital Group, Inc.			125,097
24,900		Legg Mason, Inc.			832,656
54,000		Marsh & McLennan Cos., Inc.			2,351,700
6,950		Mastercard, Inc., Class A			4,675,821
12,745		Mercury General Corp.			615,711
500		The Allstate Corp.			25,275
227,600		The Bank of New York Mellon Corp.			6,871,244
38,418		The Travelers Cos., Inc.			3,256,694
7,350		U.S. Bancorp			268,863
3,974		Unum Group			120,969
9,500		Visa, Inc., Class A			1,815,450
23,000		Waddell & Reed Financial, Inc., Class A			1,184,040
500		Wells Fargo & Co.			20,660
					36,525,326
Health Care - 14.7%
42,600		Abbott Laboratories			1,413,894
29,400		Becton Dickinson and Co.			2,940,588
55,725		GlaxoSmithKline PLC, ADR			2,795,723
315,117		Health Management Associates, Inc., Class A (a)			4,033,498
53,450		Johnson & Johnson			4,633,580
1,000		Laboratory Corp. of America Holdings (a)			99,140
98,753		Medtronic, Inc.			5,258,597
122,710		Merck & Co., Inc.			5,842,223
85,132		Pfizer, Inc.			2,444,140
46,602		Quest Diagnostics, Inc.			2,879,538
58,784		UnitedHealth Group, Inc.			4,209,522
27,221		WellPoint, Inc.			2,275,948
50,900		Zimmer Holdings, Inc.			4,180,926
					43,007,317
Industrials - 1.6%
21,550		AGCO Corp.			1,302,051
19,000		General Electric Co.			453,910
1,550		Granite Construction, Inc.			47,430
12,500		Raytheon Co.			963,375
3,500		Textainer Group Holdings, Ltd.			132,545
3,550		The Boeing Co.			417,125
14,450		United Parcel Service, Inc., Class B			1,320,297
					4,636,733
Information Technology - 3.6%
52,325		Intel Corp.			1,199,289
159,114		Microsoft Corp.			5,300,087
74,820		Oracle Corp.			2,481,780
34,052		Paychex, Inc.			1,383,873
					10,365,029
Materials - 2.1%
28,050		E.I. du Pont de Nemours & Co.			1,642,608
7,000		LyondellBasell Industries NV, Class A			512,610
19,175		Newmont Mining Corp.			538,818
6,400		Precision Castparts Corp.			1,454,336
47,350		The Dow Chemical Co.			1,818,240
14,000		Vale SA, ADR			218,540
					6,185,152
Telecommunications - 0.4%
27,300		AT&T, Inc.			923,286
7,335		Verizon Communications, Inc.			342,251
					1,265,537
Utilities - 0.1%
5,616		FirstService Corp.			218,125
Total Common Stock
(Cost $190,084,782)					251,441,320
			Rate
Preferred Stock - 0.4%
Financials - 0.4%
985,000		The Charles Schwab Corp. (b) (Cost $985,000)	7.00%		1,076,113
Total Equity Securities
(Cost $191,069,782)					252,517,433

Principal				Maturity
Corporate Non-Convertible Bonds - 1.9%
Communications - 0.2%
$600,000		Telefonica Emisiones SAU	6.42	06/20/16	660,775

Consumer Staples - 0.6%
1,180,000		American Stores Co.	7.90	05/01/17	1,315,700
50,000		Constellation Brands, Inc.	7.25	05/15/17	57,500
375,000		SUPERVALU, Inc.	8.00	05/01/16	412,500
					1,785,700
Energy - 0.2%
190,000		El Paso Corp.	6.70	02/15/27	198,550
424,000		Sunoco, Inc.	5.75	01/15/17	456,809
					655,359
Financials - 0.3%
260,000		Janus Capital Group, Inc.	6.70	06/15/17	290,781
620,000		Zions Bancorporation	5.50	11/16/15	645,681
					936,462
Health Care - 0.2%
400,000		Health Management Associates, Inc.	7.38	01/15/20	440,250

Materials - 0.2%
505,000		Weyerhaeuser Co.	7.95	03/15/25	616,694

Utilities - 0.2%
255,000		Energy Future Holdings Corp.	9.75	10/15/19	200,812
312,000		Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	245,700
					446,512
Total Corporate Non-Convertible Bonds
(Cost $4,972,418)					5,541,752

Foreign Municipal Bonds - 0.2%
356,000		Ontario Hydro Residual Strip (Canada) (c)	5.47 – 5.65	11/27/20	273,772
165,000		Ontario Hydro Residual Strip (Canada) (c)	5.61	10/15/21	121,743
235,000		Ontario Hydro Residual Strip (Canada) (c)	5.75	08/18/22	165,799
Total Foreign Municipal Bonds
(Cost $378,346)					561,314
Municipal Bonds - 0.1%
Ohio - 0.1%
550,000		Buckeye Tobacco Settlement Financing Authority (Cost $376,226)	5.88	06/01/47	412,753
Total Fixed Income Securities
(Cost $5,726,990)					6,515,819
Total Investments - 88.6%
(Cost $196,796,772)*					$259,033,252
Other Assets & Liabilities, Net – 11.4%					33,258,723
Net Assets – 100.0%					$292,291,975

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2013.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation					$69,604,726
Gross Unrealized Depreciation					(7,368,246)
Net Unrealized Appreciation					$62,236,480

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$17,883,727	$-	$-	$17,883,727
Consumer Discretionary	34,741,713	-	-	34,741,713
Consumer Staples	83,945,919	-	-	83,945,919
Energy	12,666,742	-	-	12,666,742
Financials	36,525,326	-	-	36,525,326
Health Care	43,007,317	-	-	43,007,317
Industrials	4,636,733	-	-	4,636,733
Information Technology	10,365,029	-	-	10,365,029
Materials	6,185,152	-	-	6,185,152
Telecommunications	1,265,537	-	-	1,265,537
Utilities	218,125	-	-	218,125
Preferred Stock
Financials	-	1,076,113	-	1,076,113
Corporate Non-Convertible Bonds	-	5,541,752	-	5,541,752
Foreign Municipal Bonds	-	561,314	-	561,314
Municipal Bonds	-	412,753	-	412,753
Total Investments At Value	$251,441,320	$7,591,932	$-	$259,033,252

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 97.5%
Consumer Discretionary - 5.8%
52,800	American Public Education, Inc. (a)	$1,995,840
263,000	LKQ Corp. (a)	8,379,180
304,051	National American University Holdings, Inc.	1,042,895
		11,417,915
Energy - 8.8%
26,000	Concho Resources, Inc. (a)	2,829,060
30,000	Core Laboratories NV	5,076,300
28,000	Range Resources Corp.	2,124,920
62,600	Schlumberger, Ltd.	5,531,336
48,000	Southwestern Energy Co. (a)	1,746,240
		17,307,856
Financials - 13.9%
48,900	American Tower Corp. REIT	3,624,957
11,500	Markel Corp. (a)	5,954,355
31,000	Moody's Corp.	2,180,230
190,000	SEI Investments Co.	5,872,900
100,000	T. Rowe Price Group, Inc.	7,193,000
36,000	Verisk Analytics, Inc., Class A (a)	2,338,560
		27,164,002
Health Care - 4.0%
44,000	Celgene Corp. (a)	6,772,920
40,000	ExamWorks Group, Inc. (a)	1,039,600
		7,812,520
Industrials - 28.1%
67,000	Clean Harbors, Inc. (a)	3,930,220
130,200	Expeditors International of Washington, Inc.	5,736,612
25,000	Exponent, Inc.	1,796,000
240,600	Fastenal Co.	12,090,150
155,000	Healthcare Services Group, Inc.	3,992,800
143,000	InnerWorkings, Inc. (a)	1,404,260
89,000	Jacobs Engineering Group, Inc. (a)	5,178,020
44,000	Roper Industries, Inc.	5,846,280
52,000	Stericycle, Inc. (a)	6,000,800
74,000	WageWorks, Inc. (a)	3,733,300
120,000	Waste Connections, Inc.	5,449,200
		55,157,642
Information Technology - 32.1%
130,000	3D Systems Corp. (a)	7,018,700
138,000	ANSYS, Inc. (a)	11,939,760
50,000	Concur Technologies, Inc. (a)	5,525,000
82,000	DealerTrack Holdings, Inc. (a)	3,512,880
66,000	NIC, Inc. (a)	1,525,260
166,250	QUALCOMM, Inc.	11,198,600
85,000	Red Hat, Inc. (a)	3,921,900
208,000	Trimble Navigation, Ltd. (a)	6,179,680
37,000	Tyler Technologies, Inc. (a)	3,236,390
47,000	Visa, Inc., Class A	8,981,700
		63,039,870
Materials - 4.8%
69,500	Ecolab, Inc.	6,863,820
83,000	Potash Corp. of Saskatchewan, Inc.	2,596,240
		9,460,060
Total Common Stock
(Cost $119,713,191)		191,359,865
Total Investments - 97.5%
(Cost $119,713,191)*		$191,359,865
Other Assets & Liabilities, Net – 2.5%		4,891,962
Net Assets – 100.0%		$196,251,827

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$74,839,020
Gross Unrealized Depreciation		(3,192,346)
Net Unrealized Appreciation		$71,646,674

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs		Investments in Securities
Level 1 - Quoted Prices		$191,359,865
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total		$191,359,865

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 96.1%
Consumer Discretionary - 5.0%
4,073	American Public Education, Inc. (a)	$153,960
13,026	LKQ Corp. (a)	415,008
		568,968
Energy - 8.5%
3,639	Concho Resources, Inc. (a)	395,960
1,503	Core Laboratories NV	254,323
4,186	Range Resources Corp.	317,675
		967,958
Financials - 13.3%
6,400	Financial Engines, Inc.	380,416
728	Markel Corp. (a)	376,936
12,323	SEI Investments Co.	380,904
2,183	T. Rowe Price Group, Inc.	157,023
3,459	Verisk Analytics, Inc., Class A (a)	224,697
		1,519,976
Health Care - 4.2%
8,680	ExamWorks Group, Inc. (a)	225,593
3,233	Illumina, Inc. (a)	261,324
		486,917
Industrials - 31.9%
4,962	Clean Harbors, Inc. (a)	291,071
8,166	Expeditors International of Washington, Inc.	359,794
2,686	Exponent, Inc.	192,962
13,693	Fastenal Co.	688,073
9,278	Healthcare Services Group, Inc.	239,001
14,240	InnerWorkings, Inc. (a)	139,837
4,485	Jacobs Engineering Group, Inc. (a)	260,937
1,519	Roper Industries, Inc.	201,830
3,848	Stericycle, Inc. (a)	444,059
9,138	WageWorks, Inc. (a)	461,012
8,202	Waste Connections, Inc.	372,453
		3,651,029
Information Technology - 30.3%
6,982	3D Systems Corp. (a)	376,958
6,305	ANSYS, Inc. (a)	545,509
3,152	Concur Technologies, Inc. (a)	348,296
1,972	CoStar Group, Inc. (a)	331,099
6,578	DealerTrack Holdings, Inc. (a)	281,801
5,948	NIC, Inc. (a)	137,458
10,507	RealPage, Inc. (a)	243,342
7,305	Red Hat, Inc. (a)	337,053
17,133	Trimble Navigation, Ltd. (a)	509,021
3,976	Tyler Technologies, Inc. (a)	347,781
		3,458,318
Materials - 2.9%
3,346	Ecolab, Inc.	330,451

Total Common Stock
(Cost $7,694,798)		10,983,617
Total Investments - 96.1%		$10,983,617
(Cost $7,694,798)*
Other Assets & Liabilities, Net – 3.9%		441,035
Net Assets – 100.0%		$11,424,652

(a) Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,365,178
Gross Unrealized Depreciation	(76,359)
Net Unrealized Appreciation	$3,288,819

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$10,983,617
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$10,983,617

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 98.7%
Consumer Discretionary - 12.8%
13,082	Comcast Corp., Class A	$590,653
34,575	Ford Motor Co.	583,280
11,376	Hanesbrands, Inc.	708,839
8,174	Lear Corp.	585,013
8,418	Magna International, Inc.	694,990
8,245	The Home Depot, Inc.	625,383
		3,788,158
Consumer Staples - 8.3%
11,193	CVS Caremark Corp.	635,203
9,745	Herbalife, Ltd.	679,909
9,831	Spectrum Brands Holdings, Inc.	647,273
6,850	Wal-Mart Stores, Inc.	506,626
		2,469,011
Energy - 8.9%
4,083	Chevron Corp.	496,084
8,057	ConocoPhillips	560,042
6,548	Exxon Mobil Corp.	563,390
11,781	HollyFrontier Corp.	496,098
8,906	Phillips 66	514,945
		2,630,559
Financials - 16.7%
42,724	Bank of America Corp.	589,591
12,125	Citigroup, Inc.	588,184
32,247	Fifth Third Bancorp	581,736
12,445	JPMorgan Chase & Co.	643,282
16,721	Lincoln National Corp.	702,115
14,764	MetLife, Inc.	693,170
11,802	The Allstate Corp.	596,591
19,024	The Bank of New York Mellon Corp.	574,334
		4,969,003
Health Care - 15.5%
14,007	Abbott Laboratories	464,892
13,513	AbbVie, Inc.	604,436
5,176	Amgen, Inc.	579,401
5,036	Johnson & Johnson	436,571
4,650	McKesson Corp.	596,595
11,371	Omnicare, Inc.	631,091
8,683	United Therapeutics Corp. (a)	684,655
8,349	UnitedHealth Group, Inc.	597,872
		4,595,513
Industrials - 10.0%
16,680	Aecom Technology Corp. (a)	521,583
29,818	Delta Air Lines, Inc.	703,407
8,532	Fluor Corp.	605,431
22,675	General Electric Co.	541,706
12,479	Oshkosh Corp. (a)	611,221
		2,983,348
Materials - 4.2%
9,598	Packaging Corp. of America	547,950
7,971	WR Grace & Co. (a)	696,665
		1,244,615
Technology - 18.6%
1,153	Apple, Inc.	549,693
41,007	Cadence Design Systems, Inc. (a)	553,594
25,331	Cisco Systems, Inc.	593,252
7,669	DST Systems, Inc.	578,319
51,973	Marvell Technology Group, Ltd.	597,689
14,060	Microsoft Corp.	468,339
15,023	Oracle Corp.	498,313
8,136	QUALCOMM, Inc.	548,041
13,680	Seagate Technology PLC	598,363
22,082	Symantec Corp.	546,530
		5,532,133
Telecommunications - 3.7%
16,138	AT&T, Inc.	545,787
11,712	Verizon Communications, Inc.	546,482
		1,092,269
Total Common Stock
(Cost $22,682,189)		29,304,609
Total Investments - 98.7%
(Cost $22,682,189)*		$29,304,609
Other Assets & Liabilities, Net – 1.3%		382,047
Net Assets – 100.0%		$29,686,656

PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$6,757,865
Gross Unrealized Depreciation		(135,445)
Net Unrealized Appreciation		$6,622,420

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs		Investments in Securities
Level 1 - Quoted Prices		$29,304,609
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total		$29,304,609

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 98.9%
Consumer Discretionary - 12.2%
14,547	Big 5 Sporting Goods Corp.	$233,916
6,854	Capella Education Co. (a)	387,662
30,621	Leapfrog Enterprises, Inc. (a)	288,450
70,057	Office Depot, Inc. (a)	338,375
4,609	Outerwall ,Inc. (a)	230,404
27,921	Ruth's Hospitality Group, Inc.	331,143
22,631	Service Corp. International	421,389
26,164	Smith & Wesson Holdings Corp. (a)	287,543
		2,518,882
Consumer Staples - 1.6%
41,415	SUPERVALU, Inc. (a)	340,845

Energy - 8.2%
13,996	C&J Energy Services, Inc. (a)	281,040
6,682	CVR Energy, Inc.	257,391
10,297	Delek US Holdings, Inc.	217,164
21,396	Renewable Energy Group, Inc. (a)	324,149
8,675	Stone Energy Corp. (a)	281,330
10,688	Western Refining, Inc.	321,067
		1,682,141
Financials - 21.0%
7,990	American Financial Group, Inc.	431,939
10,443	Amtrust Financial Services, Inc.	407,904
8,339	FBL Financial Group, Inc., Class A	374,421
13,713	HFF, Inc., A Shares (a)	343,511
16,564	Interactive Brokers Group, Inc., Class A	310,906
16,807	Manning & Napier, Inc.	280,341
11,963	Omega Healthcare Investors, Inc. REIT	357,335
12,195	PHH Corp. (a)	289,509
6,003	Post Properties, Inc. REIT	270,255
7,369	ProAssurance Corp.	332,047
4,852	StanCorp Financial Group, Inc.	266,957
26,089	Susquehanna Bancshares, Inc.	327,417
21,999	United Community Banks, Inc. (a)	329,985
		4,322,527
Health Care - 12.9%
8,509	Amsurg Corp. (a)	337,807
6,218	Centene Corp. (a)	397,703
10,297	Healthsouth Corp.	355,041
16,595	Lannett Co., Inc. (a)	362,103
3,272	Mednax, Inc. (a)	328,509
15,133	NuVasive, Inc. (a)	370,607
37,254	PDL BioPharma, Inc.	296,914
26,480	Select Medical Holdings Corp.	213,694
		2,662,378
Industrials - 18.9%
2,469	Amerco, Inc. (a)	454,617
10,915	Deluxe Corp.	454,719
7,933	EMCOR Group, Inc.	310,418
8,590	EnerSys	520,812
10,965	ITT Corp.	394,192
9,409	Old Dominion Freight Line, Inc. (a)	432,720
23,201	RPX Corp. (a)	406,714
36,119	Taser International, Inc. (a)	538,534
3,646	UniFirst Corp.	380,715
		3,893,441
Materials - 4.8%
15,099	Coeur d'Alene Mines Corp. (a)	181,943
66,361	Primero Mining Corp. (a)	361,667
7,243	Schweitzer-Mauduit International, Inc.	438,419
		982,029
Technology - 16.5%
12,616	Angie's List, Inc. (a)	283,860
21,624	AVG Technologies NV (a)	517,679
14,694	Benchmark Electronics, Inc. (a)	336,346
49,715	Brocade Communications Systems, Inc. (a)	400,206
3,908	CACI International, Inc., Class A (a)	270,082
8,030	Cirrus Logic, Inc. (a)	182,120
11,845	CoreLogic, Inc. (a)	320,407
7,611	j2 Global, Inc.	376,897
18,795	Sanmina Corp. (a)	328,724
14,847	Unisys Corp. (a)	373,996
		3,390,317
Utilities - 2.8%
9,422	Portland General Electric Co.	265,983
7,001	The Laclede Group, Inc.	315,045
		581,028
Total Common Stock
(Cost $15,550,626)		20,373,588
Total Investments - 98.9%
(Cost $15,550,626)*		$20,373,588
Other Assets & Liabilities, Net – 1.1%		228,610
Net Assets – 100.0%		$20,602,198

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$5,281,122
Gross Unrealized Depreciation		(458,160)
Net Unrealized Appreciation		$4,822,962

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs		Investments in Securities
Level 1 - Quoted Prices		$20,373,588
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total		$20,373,588

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 8, 2013